EMPLOYEE BENEFIT LIABILITIES - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	$ (1,495)	$ (2,382)	$ (1,581)	$ (1,349)
Expenses recognized in profit or loss
Current service cost	(405)	(379)	(384)
Net interest expense	(47)	(34)	(25)
Total expense recognized in profit or loss for the period	(452)	(413)	(409)
Payments from the plan	25	23	33
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from changes in financial assumptions	775	(194)	(37)
Actuarial gain (loss) arising from experience adjustments	(36)	453	4
Total effect on other comprehensive income for the Period	739	280	(33)
Effect of changes in foreign exchange rates	239	(53)	(111)
Contributions
by employer	336	347	288
Initially consolidated company		(984)
Balance at ending	(1,495)	(2,382)	(1,581)
Defined benefit obligation
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	(8,153)	(9,848)	(7,083)	(6,435)
Expenses recognized in profit or loss
Current service cost	(405)	(379)	(384)
Net interest expense	(245)	(167)	(148)
Total expense recognized in profit or loss for the period	(650)	(546)	(532)
Payments from the plan	374	503	427
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from changes in financial assumptions	775	(194)	(37)
Actuarial gain (loss) arising from experience adjustments	87	(66)	(11)
Total effect on other comprehensive income for the Period	862	(260)	(48)
Effect of changes in foreign exchange rates	1,109	(275)	(495)
Contributions
Initially consolidated company		(2,186)
Balance at ending	(8,153)	(9,848)	(7,083)
Fair value of plan assets
Changes in the defined benefit obligation and fair value of plan assets
Balance at beginning	6,658	7,466	5,502	$ 5,086
Expenses recognized in profit or loss
Net interest expense	198	133	123
Total expense recognized in profit or loss for the period	198	133	123
Payments from the plan	(349)	(480)	(394)
Gain (loss) from remeasurement in other comprehensive income
Actuarial gain (loss) arising from experience adjustments	(123)	519	15
Total effect on other comprehensive income for the Period	(123)	540	15
Effect of changes in foreign exchange rates	(870)	222	384
Contributions
by employer	336	347	288
Initially consolidated company		1,202
Balance at ending	$ 6,658	$ 7,466	$ 5,502